Note 15 - Earnings Per Common Share	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Earnings Per Share [Text Block]
NOTE
1
5
Earnings
per
Common
Share
The following table reconciles the weighted average shares outstanding and net income for basic and diluted earnings per common share:

	Year ended December 31,
(Dollars in thousands, except per share data)	201 9	2018	2017
Weighted average number of common shares outstanding used in basic earnings per common share calculation	4,610,469	4,368,289	4,215,899

Net dilutive effect of :
Options and warrants	16,018	423,818	640,410
Restricted stock awards	12,443	10,868	11,662
Weighted average number of common shares outstanding adjusted for effect of dilutive securities	4,638,930	4,802,975	4,867,971

Net income available to common shareholders	$7,793	8,236	4,404
Basic earnings per common share	$1.69	1.89	1.04
Diluted earnings per common share	$1.68	1.71	0.90